Pledged assets and contingent liabilities	12 Months Ended
Dec. 31, 2019
Pledged assets and contingent liabilities
Pledged assets and contingent liabilities

Note 23. Pledged assets and contingent liabilities

Skr mn	Dec 31, 2019	Dec 31, 2018
Collateral provided
Cash collateral under the security agreements for derivative contracts	16,891	16,374

Contingent liabilities
Guarantee commitments	4,393	4,032

Commitments
Committed undisbursed loans	52,150	50,814
Binding offers	2,800	744